UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 13.1%
AMP Ltd.	929,957	$3,492,979
Australia & New Zealand Banking Group Ltd.	487,546	9,049,432
Commonwealth Property Office Fund	7,600,510	6,540,197
National Australia Bank Ltd.	401,393	8,526,127
Newcrest Mining Ltd.	239,372	7,889,976
Rio Tinto Ltd.	73,050	4,278,791
Telstra Corp., Ltd.	2,174,619	6,476,506
		46,254,008
China — 11.1%
China CITIC Bank Corp., Ltd., Class H (a)	10,419,000	4,258,879
China Mobile Ltd.	979,000	9,570,015
China Pacific Insurance Group Co., Ltd., Class H	907,600	2,615,745
China Petroleum & Chemical Corp., Class H	6,810,000	6,549,239
China Shanshui Cement Group	3,566,000	2,413,823
Dongfeng Motor Group Co., Ltd.	3,824,000	5,184,159
Industrial and Commercial Bank of China Ltd.	4,227,560	2,041,446
WuXi PharmaTech Cayman, Inc. - ADR (a)(b)	555,911	6,470,804
		39,104,110
Hong Kong — 5.9%
China Construction Bank, Class H	7,790,280	4,711,840
China High Precision Automation Group Ltd. (b)	3,101,000	1,177,457
Huabao International Holdings Ltd.	5,758,000	4,685,567
MGM China Holdings Ltd. (a)	2,503,200	3,317,285
Shimao Property Holdings Ltd. (b)	3,436,500	2,581,224
Wharf Holdings Ltd.	911,400	4,496,549
		20,969,922
India — 1.2%
ICICI Bank, Ltd.	247,438	4,364,701
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	6,337,000	4,149,269
Indo Tambangraya Megah PT	627,500	2,765,111
		6,914,380
Japan — 33.0%
Bridgestone Corp.	224,100	5,084,754
Fuji Media Holdings, Inc.	1,799	2,586,452
Hitachi Ltd.	1,620,000	8,041,785
JS Group Corp.	285,800	8,000,927
JX Holdings, Inc.	1,013,990	5,691,205
KDDI Corp.	679	4,674,479

Common Stocks	Shares	Value
Japan (concluded)
Mitsubishi Gas Chemical Co., Inc.	626,000	$3,843,015
Monex Group, Inc.	14,500	2,251,681
NSK Ltd.	1,061,000	7,797,241
NTT DoCoMo, Inc.	2,917	5,314,918
Nabtesco Corp.	143,200	2,706,566
Nissan Motor Co., Ltd.	904,300	8,001,280
ORIX Corp.	73,240	5,748,417
Omron Corp.	246,800	4,846,786
Ono Pharmaceutical Co., Ltd.	59,900	3,573,902
Sony Corp.	222,700	4,262,916
Sumitomo Corp.	559,700	6,925,483
Sumitomo Mitsui Financial Group, Inc.	205,500	5,790,079
Sumitomo Osaka Cement Co., Ltd.	2,169,000	7,257,146
TDK Corp.	85,700	2,989,516
Tokyo Electron Ltd.	87,800	3,982,590
Toshiba Corp.	1,739,000	7,094,157
		116,465,295
Singapore — 2.8%
DBS Group Holdings Ltd.	590,500	5,295,043
Overseas Union Enterprises Ltd.	2,708,000	4,413,328
		9,708,371
South Korea — 11.0%
Hyundai Development Co.	161,370	2,243,991
Hyundai Motor Co.	31,829	5,564,273
KB Financial Group, Inc.	12,487	412,597
LG Display Co., Ltd.	127,610	2,081,238
LG Electronics, Inc.	37,299	2,129,725
SNU Precision Co., Ltd. (b)	362,159	4,205,245
Samsung Electronics Co., Ltd.	16,302	11,382,975
Samsung Heavy Industries Co., Ltd.	250,220	5,727,353
Shinhan Financial Group Co., Ltd.	150,840	5,259,280
		39,006,677
Taiwan — 6.3%
AU Optronics Corp.	8,440,000	3,359,217
HON HAI Precision Industry Co., Ltd.	1,599,000	3,563,250
MediaTek, Inc.	585,000	6,361,083
Mega Financial Holding Co., Ltd.	2,780,000	1,908,979
Prince Housing & Development Co.	4,951,870	3,494,176
Taishin Financial Holding Co., Ltd.	9,401,000	3,596,295
		22,283,000
Thailand — 1.7%
Kasikornbank Public Co., Ltd.	1,599,500	5,964,760
United Kingdom — 3.8%
BHP Billiton Plc	506,479	13,530,042
Total Common Stocks – 91.9%		324,565,266

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Participation Notes	Shares		Value
South Korea — 2.2%
Citigroup (Shinhan Financial Group Co., Ltd.), due 1/20/15	USD	57,540	$2,040,311
Deutsche Bank AG London (KB Financial Group, Inc.), due 10/10/18		170,155	5,784,113
Total Participation Notes – 2.2%			7,824,424
Total Long-Term Investments (Cost – $352,664,186) – 94.1%			332,389,690

Short-Term Securities
Money Market Funds — 7.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)		21,182,949	21,182,949

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	USD	3,396	3,395,702
			24,578,651

	Par (000)
Time Deposits — 0.3%
Australia — 0.1%
Brown Brothers Harriman & Co., 3.64%, 10/03/11	AUD	304	294,612
Hong Kong — 0.1%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	HKD	2,794	358,834
United Kingdom — 0.1%
Brown Brothers Harrimon & Co., 0.10%, 10/03/11	GBP	175	272,278
Total Time Deposits – 0.3%			925,724
Total Short-Term Securities (Cost – $25,508,954) – 7.3%			25,504,375
Total Investments (Cost — $378,173,140*) - 101.4%			357,894,065
Liabilities in Excess of Other Assets – (1.4)%			(4,877,602)
Net Assets – 100.0%			$353,016,463

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$382,143,850
Gross unrealized appreciation	$26,821,680
Gross unrealized depreciation	(51,071,465)
Net unrealized depreciation	$(24,249,785)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,779,595	17,403,354	21,182,949	$6,739
BlackRock Liquidity Series, LLC Money Market Series	—	$3,395,702	$3,395,702	$21,550

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	2,972,378	USD	2,300,326	Citibank NA	10/03/11	$(27,692)
USD	179,208	JPY	13,736,179	Deutsche Bank Securities, Inc.	10/05/11	1,117
Total						$(26,575)

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Australia	—	$46,254,008	—	$46,254,008
China	$6,470,804	32,633,306	—	39,104,110
Hong Kong	3,317,285	17,652,637	—	20,969,922
India	—	4,364,701	—	4,364,701
Indonesia	—	6,914,380	—	6,914,380
Japan	—	116,465,295	—	116,465,295
Singapore	—	9,708,371	—	9,708,371
South Korea	—	39,006,677	—	39,006,677
Taiwan	—	22,283,000	—	22,283,000
Thailand	—	5,964,760	—	5,964,760
United Kingdom	—	13,530,042	—	13,530,042
Participation Notes:
South Korea	—	—	$7,824,424	7,824,424
Short-Term Securities:
Money Market Funds	21,182,949	3,395,702	—	24,578,651
Time Deposits	—	925,724	—	925,724
Total	$30,971,038	$319,098,603	$7,824,424	$357,894,065

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$1,117	—	$1,117
Liabilities:
Foreign currency exchange contracts	—	(27,692)	—	(27,692)
Total	—	$(26,575)	—	$(26,575)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes
Assets:
Balance, as of December 31, 2010	$21,342,688
Accrued discounts/premium	—
Net realized gain (loss)	(3,887,445)
Net change in unrealized appreciation/depreciation[2]	(2,370,674)
Purchases	10,872,839
Sales	(18,132,984)
Transfers in3	—
Transfers out[3]	—
Balance, as of September 30, 2011	$7,824,424

[2]	The change in unrealized appreciation/depreciation on securities still held on September 30, 2011 was $(2,292,251).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2011